Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Future Minimum Lease Payments
A summary of future minimum lease payments follows (amounts in thousands):

Years ending December 31:	Operating	Capital
2015	$38,830	13,444
2016	34,892	13,454
2017	26,772	13,433
2018	22,666	13,440
2019	20,157	13,450
2020 and thereafter	63,809	33,208
Total minimum lease payments	$207,126	100,429
Less amount representing interest		23,973
Less current maturity of obligations under capital leases		8,100
Long-term obligations under capital leases, excluding current maturity		$68,356